HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2015
HELD-TO-MATURITY SECURITIES [Abstract]
HELD-TO-MATURITY SECURITIES
4.	HELD-TO-MATURITY SECURITIES

The balance represents the Company's investments in debt securities issued by the PRC banks with original maturities longer than 3 months but less than one year and the Company has positive intent and ability to hold to maturity.